Finance Profit/(Loss) - Schedule of Information About Finance Income and Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Finance Income Expense [Line Items]
Investment income	R$ 128,371	R$ 64,322	R$ 110,474
Financial revenue through amortized cost	1,038	19,213	4,571
Foreign currency variation income	10,419	0	742
Financial revenue on sublease agreements	121	538	700
Contingent consideration variation	0	0	4,051
Other finance income	5,432	2,798	1,271
Finance income	145,381	86,871	121,809
Financial expense on lease agreements	(15,369)	(8,295)	(9,809)
Interest expense on loans and financing	(60,763)	(61,784)	(23,654)
Bank fees	(628)	(151)	(141)
Interest and arrears	(3)	(3)	0
Investment losses	0	0	(111)
Fines on taxes	(1)	(3)	(1)
Foreign currency variation expense	0	(20,807)	(775)
Interest on taxes	0	(85)	(79)
Contingent consideration variation	(32,258)	(19,915)	(19,923)
Other financial expenses	(25,227)	(1,182)	(87)
Finance costs	(134,249)	(112,225)	(54,580)
Finance income/(expense), net	R$ 11,132	R$ (25,354)	R$ 67,229